Performance Management	Dec. 31, 2024
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110